UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21504

                 Advent/Claymore Enhanced Growth & Income Fund
                 ---------------------------------------------
                 (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                                 Edward C. Delk
                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 482-1600

                      Date of fiscal year end: October 31
                                                ----------
             Date of reporting period: July 1, 2012 - June 30, 2013
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Proxy Voting Record.


Fund Name : Advent Claymore Enhanced Growth & Income Fund

In all markets, for all statuses, for

Key-

________________________________________________________________________________
Apple Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
AAPL       ISIN US0378331005        02/27/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Vote for Directors: 1.   Mgmt       For        For        For
            William Campbell, 2.
            Timothy Cook, 3.
            Millard Drexler, 4. Al
            Gore, 5. Rober Iger,
            6. Andrea Jung, 7.
            Arthur Levinson, 8.
            Ronald
            Sugar

2          Amendment of Apple's     Mgmt       For        For        For
            reestated Articles of
            Incorporation to (i)
            eliminate certain
            language relating to
            the term of office of
            directors in order to
            facilitate the
            adoption of majority
            voting for the
            election of directors,
            (ii) eliminate "blank
            check" preferred
            stock, (iii) establish
            a par value for the
            Company's common stock
            of $0.00001 per share
            and (iv) make other
            confirming changes as
            described in more
            detail in Apple's
            Proxy
            Statement

3          Ratification of the      Mgmt       For        For        For
            Appointment of Ernst &
            Young LLP as the
            Company's independent
            registered public
            accounting firm for
            2013

4          A non-binding advisory   Mgmt       Against    Against    For
            resolution to approve
            executive
            compensation

5          A Shareholder proposal   shrhld     Against    Against    For
            entitled "Executives
            to Retain Significant
            Stock"

6          A Shareholder proposal   shrhld     Against    Against    For
            entitled "Board
            Committee on Human
            Rights"


________________________________________________________________________________
Citigroup Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
           Cusip 172967424          04/24/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Proposal to Elect:       Mgmt       For        For        For
            Michael L
            Corbat

1.2        Proposal to Elect:       Mgmt       For        For        For
            Franz B
            Humer

1.3        Proposal to Elect:       Mgmt       For        For        For
            Robert L.
            Joss

1.4        Proposal to Elect:       Mgmt       For        For        For
            Michael E
            O'Neill

1.5        Proposal to Elect:       Mgmt       For        For        For
            Judith
            Rodin

1.6        Proposal to Elect:       Mgmt       For        For        For
            Robert L.
            Ryan

1.7        Proposal to Elect:       Mgmt       For        For        For
            Anthony M
            Santomero

1.8        Proposal to Elect: Joan  Mgmt       For        For        For
            E
            Spero

1.9        Proposal to Elect:       Mgmt       For        For        For
            Diane L.
            Taylor

1.10       Proposal to Elect:       Mgmt       For        For        For
            William S. Thompson,
            Jr.

1.11       Proposal to Elect:       Mgmt       For        For        For
            Enrestro Zedillo Ponce
            de
            Leon

2          Proposal to ratify the   Mgmt       For        For        For
            selection of KPMG LLP
            as Citi's independent
            registered public
            accounting firm for
            2013

3          Advisory approval of     Mgmt       For        For        For
            Citi's 2012 Executive
            Compensation

4          Amendment to the         Mgmt       For        For        For
            Citigroup 2009 Stock
            Incentive Plan
            (relating to dividend
            equivalents)

5          Stockholder proposal     shrhld     Against    For        Against
            requesting that
            executives retain a
            significant portion of
            their stock until
            reaching normal
            retirement
            age

6          Stockholder proposal     shrhld     Against    Against    For
            requesting a report on
            lobbying and
            grassroots lobbying
            contributions

7          Stockholder propsal      shrhld     Against    Against    For
            requesting that the
            Board institue a
            policy to make it more
            practical to deny
            indemnification for
            Directors









________________________________________________________________________________
Qualcomm Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
           Cusip 747525103          03/05/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Election of Director:    Mgmt       For        For        For
            Barbara T.
            Alexander

1.2        Election of Director:    Mgmt       For        For        For
            Donald G.
            Cruickshank

1.3        Election of Director:    Mgmt       For        For        For
            Raymond V.
            Dittamore

1.4        Election of Director:    Mgmt       For        For        For
            Susan
            Hockfield

1.5        Election of Director:    Mgmt       For        For        For
            Thomas W.
            Horton

1.6        Election of Director:    Mgmt       For        For        For
            Paul E.
            Jacobs

1.7        Election of Director:    Mgmt       For        For        For
            Sherry
            Lansing

1.8        Election of Director:    Mgmt       For        For        For
            Duane A.
            Nelles

1.9        Election of Director:    Mgmt       For        For        For
            Francisco
            Ros

1.10       Election of Director:    Mgmt       For        For        For
            Brent
            Scowcroft

1.11       Election of Director:    Mgmt       For        For        For
            Marc I.
            Stern

2          To approve the 2000      Mgmt       For        For        For
            long-term incentive
            plan, as amended,
            which includes an
            increase in the share
            reserve by 90,000
            shares

3          To ratify the selection  Mgmt       For        For        For
            of
            pricewaterhousecoopers
            lLP as our independent
            public accountants for
            our fiscal year ending
            September
            29,2013

4          Advisory approval of     Mgmt       For        For        For
            the company's
            executive
            compensation








________________________________________________________________________________
Suntrust Banks Inc.
Ticker     Security ID:             Meeting Date          Meeting Status
           Cusip 867914103          04/23/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Robert M Beall,
            II

1.2        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Alston D.
            Carrell

1.3        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Jeffrey C.
            Crowe

1.4        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            David H.
            Hughes

1.5        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            M. Douglas
            Ivester

1.6        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Kyle Prechtl
            Legg

1.7        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            William A.
            Linnenbringer




1.8        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Donna S.
            Morea

1.9        Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            David M.
            Ratcliffe

1.10       Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            William H. Rogers,
            Jr.

1.11       Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Frank W.
            Scruggs

1.12       Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Thomas R.
            Watjen

1.13       Proposal to Elect as     Mgmt       For        For        For
            Directors to serve
            until the Annual
            Meeting of
            Shareholders in 2014 :
            Dr. Phail Wynn,
            Jr.

2          Advisory approval of     Mgmt       For        Against    Against
            the company's
            executive
            compensation

3          Proposal to ratify the   Mgmt       For        For        For
            appointment of Ernst &
            Young LLP as
            independen auditors
            for
            2013










________________________________________________________________________________
Wynn Resorts Ltd.
Ticker     Security ID:             Meeting Date          Meeting Status
WYNN       ISIN US9831341071        02/22/2013            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          To remove Mr. Kazuo      Mgmt       For        For        For
            Okada as a Director of
            the
            Company

2          To adjourn the special   Mgmt       For        For        For
            meeting to a later
            date, if necessary or
            appropriate in the
            view of the Board or
            the Executive
            Committee of the
            Board, to solicit
            additional proxies in
            favor of the removal
            proposal if there are
            insufficent proxies at
            the time of such
            adjournment to approve
            the removal
            proposal

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent/Claymore Enhanced Growth & Income Fund
---------------------------------------------

By:     /s/ Tracy V. Maitland
        ---------------------
Name:   Tracy V. Maitland
Title:  President and Chief Executive Officer
Date:   August 28, 2013